DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total	$ 3,428,757	$ 1,145,308
Subsidiaries [member] | CHILE [Member]
Disclosure of geographical areas [line items]
Total	2,563,799	904,868
Subsidiaries [member] | COLOMBIA [Member]
Disclosure of geographical areas [line items]
Total	$ 864,958	$ 240,440